Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property and equipment, gross	$ 728,000	$ 734,000
Less: accumulated depreciation	716,000	733,000
Property and equipment, net	12,000	1,000
Manufacturing Equipment [Member]
Property and equipment, gross	$ 611,000	$ 599,000
Manufacturing Equipment [Member] | Minimum [Member]
Property and equipment, Life	3 years	3 years
Manufacturing Equipment [Member] | Maximum [Member]
Property and equipment, Life	5 years	5 years
Research Equipment [Member]
Property and equipment, gross	$ 37,000	$ 37,000
Property and equipment, Life	5 years	5 years
Computer Equipment [Member]
Property and equipment, gross	$ 43,000	$ 59,000
Computer Equipment [Member] | Minimum [Member]
Property and equipment, Life	3 years	3 years
Computer Equipment [Member] | Maximum [Member]
Property and equipment, Life	4 years	4 years
Furniture and Fixtures [Member]
Property and equipment, gross	$ 37,000	$ 39,000
Property and equipment, Life	7 years	7 years